Derivatives and fair value measurements - Interest Rate Swap (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Fair Value/Carrying Amount of Liability	$ 632	$ 385
U.S. Dollar-denominated Interest Rate Swap
Derivative [Line Items]
Interest Rate Index	Euribor
Principal Amount	6,631
Fair Value/Carrying Amount of Liability	$ 632	$ 385
Weighted-average remaining term	13 years 3 months
Fixed Interest Rate	2.35%